UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7642

Name of Fund: MuniAssets Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2006                   (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.9%         $ 2,420   Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of America-Jefferson
                                 Smurfit Corp. Project), 8% due 4/01/2009                                                   $  2,473
------------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.4%            1,290   Alaska Industrial Development and Export Authority Revenue Bonds (Williams Lynxs Alaska
                                 Cargoport), AMT, 7.80% due 5/01/2014                                                          1,255
------------------------------------------------------------------------------------------------------------------------------------
Arizona - 6.7%           3,000   Coconino County, Arizona, Pollution Control Corporation, Revenue Refunding Bonds
                                 (Tucson Electric Power - Navajo), AMT, Series A, 7.125% due 10/01/2032                        3,142
                         2,500   Coconino County, Arizona, Pollution Control Corporation, Revenue Refunding Bonds
                                 (Tucson Electric Power - Navajo), Series B, 7% due 10/01/2032                                 2,596
                         1,425   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.625% due 7/01/2020                                                    1,429
                         1,615   Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments Project),
                                 Series A, 6.75% due 5/01/2031                                                                 1,393
                         7,600   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West Airlines
                                 Inc. Project), AMT, 6.30% due 4/01/2023                                                       6,206
                         1,420   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                 Series E, 7.25% due 7/01/2031                                                                 1,536
                         1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project II),
                                 Series A, 6.75% due 7/01/2031                                                                 1,048
                         1,200   Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds, 6.375%
                                 due 1/01/2015                                                                                 1,240
------------------------------------------------------------------------------------------------------------------------------------
California - 1.7%        1,900   California State, Various Purpose, GO, 5.25% due 11/01/2025                                   2,043
                         1,300   California State, Various Purpose, GO, 5.50% due 11/01/2033                                   1,435
                         1,320   Fontana, California, Special Tax, Refunding (Community Facilities District Number 22 -
                                 Sierra), 6% due 9/01/2034                                                                     1,396
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniAssets Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT                Alternative Minimum Tax (subject to)
BAN                Bond Anticipation Notes
EDA                Economic Development Authority
GO                 General Obligation Bonds
IDA                Industrial Development Authority
IDB                Industrial Development Board
IDR                Industrial Development Revenue Bonds
M/F                Multi-Family
PCR                Pollution Control Revenue Bonds
VRDN               Variable Rate Demand Notes

MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2006                   (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Colorado - 7.0%        $ 2,000   Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                 due 11/15/2013 (a)(f)                                                                      $  2,323
                         2,295   Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds (Pavilions),
                                 AMT, 7.75% due 9/01/2016                                                                      2,377
                         3,000   Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds (Pavilions),
                                 AMT, 7.75% due 9/01/2017                                                                      3,104
                         1,690   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.10% due 9/01/2014                                                                 1,815
                         2,095   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.30% due 9/01/2022                                                                 2,244
                           800   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series B, 7% due 9/01/2031                                                                      823
                         1,760   North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due 12/15/2031               1,864
                         2,850   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                 Improvement Fees), 8% due 12/01/2025                                                          3,148
                           525   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                 Improvement Fees), 8.125% due 12/01/2025                                                        526
                         1,170   Southlands, Colorado, Medical District, GO (Metropolitan District Number 1), 7.125%
                                 due 12/01/2034                                                                                1,278
------------------------------------------------------------------------------------------------------------------------------------
Connecticut - 3.2%       2,350   Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park Retirement
                                 Community Project), 7.25% due 4/01/2035                                                       1,998
                           680   Connecticut State Development Authority, Airport Facility Revenue Bonds (LearJet Inc.
                                 Project), AMT, 7.95% due 4/01/2026                                                              809
                         3,490   Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT, 8%
                                 due 4/01/2030                                                                                 3,773
                         2,330   New Haven, Connecticut, Facility Revenue Bonds (Hill Health Corporation Project),
                                 9.25% due 5/01/2017                                                                           2,333
------------------------------------------------------------------------------------------------------------------------------------
Florida - 5.5%             715   Arbor Greene Community Development District, Florida, Special Assessment Revenue Bonds,
                                 7.60% due 5/01/2018                                                                             731
                         1,130   Capital Projects Finance Authority, Florida, Continuing Care Retirement Revenue Bonds
                                 (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032                                       1,249
                           495   Harbor Bay, Florida, Community Development District, Capital Improvement Special
                                 Assessment Revenue Bonds, Series A, 7% due 5/01/2033                                            536
                         2,000   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum),
                                 AMT, Series A, 7.125% due 4/01/2030                                                           2,221
                         3,255   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                          3,464
                         1,180   Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                                 (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026                                           1,182
                         2,305   Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                 Assessment Bonds, Series A, 6.95% due 5/01/2033                                               2,495

MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2006                   (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                       $ 2,400   Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028               $  2,425
                           925   Waterchase, Florida, Community Development District, Capital Improvement Revenue
                                 Bonds, Series A, 6.70% due 5/01/2032                                                            989
------------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.3%           3,000   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2024       3,261
                           590   Atlanta, Georgia, Tax Allocation Bonds (Eastside Project), Series B, 5.40% due 1/01/2020        605
                         1,165   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                                 (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025            1,186
                         1,690   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                                 (Coastal Community Retirement Corporation Project), Series A, 7.25% due 1/01/2035             1,719
                           200   Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                 Corporation), VRDN, Series B, 2.96% due 1/01/2020 (a)(d)                                        200
                         1,060   Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                 Refunding, VRDN, 8% due 4/01/2010 (d)                                                         1,060
                         1,170   Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First Mortgage, Series A,
                                 7.40% due 1/01/2034                                                                           1,246
------------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.4%             1,000   Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care
                                 Corporation), Series A, 7.75% due 11/15/2016                                                  1,019
------------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.4%          2,630   Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes Project),
                                 7% due 12/30/2022                                                                             2,773
                         4,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                  3,970
                           290   Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                 Facilities Acquisition Program), 7.50% due 12/01/2006                                           294
                            60   Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                 Facilities Acquisition Program), 7.50% due 12/01/2006 (c)                                        62
                           475   Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                 Facilities Acquisition Program), 7.75% due 12/01/2006 (b)                                       498
                         2,720   Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                 Facilities Acquisition Program), 7.75% due 12/01/2016                                         2,817
                         2,950   Illinois State Finance Authority Revenue Bonds (Clare At Water Tower Project),
                                 Series A, 6.125% due 5/15/2038                                                                2,988
                           600   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2037                                                                      604
                           685   Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers Program),
                                 6.60% due 7/01/2024                                                                             706
                         1,070   Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds (Sedgebrook
                                 Project), 6.25% due 3/01/2034                                                                 1,140
                         2,600   Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds (Conference
                                 Center and Hotel), Series A-1, 7.125% due 1/01/2036                                           2,733

MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2006                   (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                       $ 1,165   Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 8%
                                 due 12/01/2012 (d)                                                                         $  1,165
                           825   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment
                                 Financing (TIF) Redevelopment Project), 6% due 1/01/2025                                        812
------------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%              2,235   Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                                 Initiatives Project), 9.25% due 7/01/2025                                                     2,682
------------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.5%            1,770   Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding Bonds
                                 (General Motors Corporation Project), 6% due 6/01/2025                                        1,389
------------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.7%          2,850   Kenton County, Kentucky, Airport Board, Special Facilities Revenue Bonds (Mesaba
                                 Aviation Inc. Project), AMT, Series A, 6.70% due 7/01/2029                                    1,970
------------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.4%         1,870   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                                 of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                               1,936
                         1,860   New Orleans, Louisiana, Sewer Service Revenue Notes, BAN, 3% due 7/26/2006                    1,841
------------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%             1,160   Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great Northern
                                 Paper Project-Bowater), AMT, 7.75% due 10/01/2022                                             1,177
------------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.8%            540   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                                 due 9/01/2039                                                                                   568
                         1,910   Maryland State Economic Development Corporation, Revenue Refunding Bonds (Baltimore
                                 Association for Retarded Citizens-Health and Mental Hygiene Program), Series A,
                                 7.75% due 3/01/2025                                                                           2,052
                         2,500   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                      2,533
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.8%     1,680   Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                                 Nazarene College), 5.625% due 4/01/2029                                                       1,688
                         1,150   Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Jordan
                                 Hospital), Series E, 6.75% due 10/01/2033                                                     1,263
                         2,045   Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                          2,067
------------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.6%          1,635   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                 Clemens General Hospital), Series B, 5.875% due 11/15/2034                                    1,660
------------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.8%         1,770   Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding Bonds
                                 (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2029                                    1,850
                           440   Virginia, Minnesota, Housing and Redevelopment Authority, Health Care Facility Lease
                                 Revenue Bonds, 5.25% due 10/01/2025                                                             455
------------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.8%            120   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                 (Gravois Bluffs), 6.75% due 10/01/2015                                                          120
                         1,000   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                 (Gravois Bluffs), 7% due 10/01/2021                                                           1,073
                         1,000   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                 (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                                         1,051
------------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%              645   Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                 6.375% due 8/01/2023                                                                            670
------------------------------------------------------------------------------------------------------------------------------------

MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2006                   (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
New Jersey - 15.1%     $ 5,600   Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds (Holt Hauling &
                                 Warehousing), AMT, Series A, 9.625% due 1/01/2011 (e)(h)                                   $    788
                         5,800   Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds (Holt Hauling &
                                 Warehousing), AMT, Series A, 9.875% due 1/01/2021 (e)(h)                                        817
                           325   Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                                 Recovery, Revenue Bonds, Series D, 7.25% due 12/01/2010                                         325
                         9,000   Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                                 Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010                        9,160
                           765   Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                                 Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009                          779
                         3,065   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                              3,211
                         2,500   New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014             2,585
                         1,665   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                                 Series A, 7.25% due 11/15/2021                                                                1,824
                         5,800   New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.), Series A,
                                 8.125% due 11/15/2023                                                                         6,566
                         2,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                                 6.25% due 9/15/2019                                                                           1,964
                         4,650   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                                 6.25% due 9/15/2029                                                                           4,493
                         1,250   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                                 9% due 6/01/2033                                                                              1,384
                         2,650   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                 Hospital Association), 6.625% due 7/01/2036                                                   2,703
                         1,500   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                                     1,688
                         2,035   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 5.75% due 6/01/2032                                                                           2,125
                         1,425   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2041                                                                              1,630
------------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.9%        2,500   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San Juan Project),
                                 Series A, 6.95% due 10/01/2020                                                                2,604
------------------------------------------------------------------------------------------------------------------------------------
New York - 5.2%          1,400   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis
                                 Hospital), Series A, 7.50% due 3/01/2029                                                      1,532
                           510   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                 due 6/01/2028                                                                                   553
                         2,715   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series C-1, 3.313% due 7/01/2029                                  2,545
                         2,400   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                                 Project), AMT, 7.625% due 12/01/2032                                                          2,614

MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2006                   (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                       $ 2,920   New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds (Mount
                                 Sinai-NYU Medical Center Health System), 5.50% due 7/01/2026                               $  2,968
                         2,635   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                                 (Mount Sinai Hospital), Series C, 5.50% due 7/01/2026                                         2,679
                         1,575   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                 (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                     1,684
------------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.6%    1,500   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
                                 Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2032                                 1,606
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%          1,295   Norman, Oklahoma, Regional Hospital Authority, Hospital Revenue Bonds, 5.375%
                                 due 9/01/2036                                                                                 1,324
------------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.8%            1,440   Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds (Wauna
                                 Cogeneration Project), AMT, Series B, 7.40% due 1/01/2016                                     1,460
                           700   Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds (Wauna
                                 Cogeneration Project), Series A, 7.125% due 1/01/2021                                           710
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.0%        200   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice Inc.),
                                 Series A, 6.125% due 1/01/2025                                                                  208
                         1,550   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice Inc.),
                                 Series A, 6.25% due 1/01/2035                                                                 1,605
                         2,330   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care Project),
                                 6.125% due 2/01/2028                                                                          2,442
                         3,250   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                                 (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                                3,465
                         2,270   Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A, 7.50%
                                 due 1/01/2025                                                                                 2,423
                         6,440   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                 due 12/01/2017                                                                                6,518
------------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%      2,495   Central Falls, Rhode Island,  Detention Facility Corporation, Detention Facility,
                                 Revenue Refunding Bonds, 7.25% due 7/15/2035                                                  2,746
------------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.5%    3,500   South Carolina Jobs, EDA, Economic Development Revenue Bonds (Westminster Presbyterian
                                 Center), 7.75% due 11/15/2010 (b)                                                             4,122
------------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.9%         2,500   Shelby County, Tennessee,  Health, Educational and Housing Facilities Board Revenue
                                 Bonds (Germantown Village), Series A, 7.25% due 12/01/2034                                    2,592
------------------------------------------------------------------------------------------------------------------------------------
Texas - 6.7%             1,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2028                                                           1,069
                         2,550   Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series A,
                                 7.70% due 4/01/2033                                                                           2,986
                         3,865   Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company), AMT,
                                 Series B, 5.05% due 6/01/2030                                                                 3,881
                         1,680   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                 Series B, 7.75% due 12/01/2018                                                                1,834
                         1,170   Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds (Independent Senior
                                 Living Center), 7.75% due 1/01/2034                                                           1,223

MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2006                   (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                       $ 1,400   Houston, Texas, Health Facilities Development Corporation, Retirement Facility Revenue
                                 Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034                 $  1,539
                           750   Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Sid Peterson Memorial Hospital Project), 5.375% due 8/15/2035                                  767
                         3,190   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds (Reliant
                                 Energy Inc.), Series C, 8% due 5/01/2029                                                      3,451
                         1,860   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                 due 11/01/2031                                                                                1,957
------------------------------------------------------------------------------------------------------------------------------------
Utah - 0.6%              1,660   Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                                 Environmental), AMT, Series A, 7.45% due 7/01/2017                                            1,748
------------------------------------------------------------------------------------------------------------------------------------
Virginia - 8.3%          1,475   Dulles Town Center, Virginia, Community Development Authority, Special Assessment Tax
                                 (Dulles Town Center Project), 6.25% due 3/01/2026                                             1,554
                        48,400   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Capital
                                 Appreciation, Senior-Series B, 5.95%** due 8/15/2031                                         11,148
                        48,400   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Capital
                                 Appreciation, Senior-Series B, 5.95%** due 8/15/2032                                         10,512
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%         1,855   Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New Castle
                                 Place Project), Series A, 7% due 12/01/2031                                                   1,923
------------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin              3,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 1.2%                   Project), AMT, 6.50% due 7/01/2021                                                            3,394
------------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds  (Cost - $264,381) - 96.5%                                            269,230
------------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                         4,700   Merrill Lynch Institutional Tax-Exempt Fund, 2.98% (g)                                        4,700
------------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $4,700) - 1.7%                                            4,700
------------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $269,081*) - 98.2%                                                273,930

                                 Other Assets Less Liabilities - 1.8%                                                          4,954
                                                                                                                            --------
                                 Net Assets - 100.0%                                                                        $278,884
                                                                                                                            ========

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 269,081
                                                                      =========
      Gross unrealized appreciation                                   $  17,968
      Gross unrealized depreciation                                     (13,119)
                                                                      ---------
      Net unrealized appreciation                                     $   4,849
                                                                      =========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

MuniAssets Fund, Inc.
Schedule of Investments as of February 28, 2006                   (in Thousands)

(a)   AMBAC Insured.
(b)   Prerefunded.
(c)   Escrowed to maturity.
(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f)   Tradable Custodial Receipts (TRACERS).
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                                                                    Dividend
      Affiliate                                                  Net Activity        Income
      --------------------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund, 2.98%            4,700             $29
      --------------------------------------------------------------------------------------

(h) Restricted securities as to resale, representing 0.6% of net assets were as follows:

      ---------------------------------------------------------------------------------------------------------------------
                                                                          Acquisition
      Issue                                                                 Date(s)                Cost               Value
      ---------------------------------------------------------------------------------------------------------------------
      Camden County, New Jersey, Improvement Authority, Lease
      Revenue Bonds (Holt Hauling & Warehousing), AMT, Series
      A, 9.625% due 1/01/2011                                              1/29/1997             $ 5,925             $  788

      Camden County, New Jersey, Improvement Authority, Lease
      Revenue Bonds (Holt Hauling & Warehousing), AMT, Series              2/06/1996-
      A, 9.875% due 1/01/2021                                              1/29/1997             $ 5,944             $  817
      ---------------------------------------------------------------------------------------------------------------------
      Total                                                                                      $11,869             $1,605
                                                                                                 ==========================

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniAssets Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniAssets Fund, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniAssets Fund, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniAssets Fund, Inc.

Date: April 20, 2006